Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2012
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST XV
Central Index Key	dei_EntityCentralIndexKey	0000764719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2012
MFS COMMODITY STRATEGY FUND (Prospectus Summary) | MFS COMMODITY STRATEGY FUND | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSAX
MFS COMMODITY STRATEGY FUND (Prospectus Summary) | MFS COMMODITY STRATEGY FUND | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS COMMODITY STRATEGY FUND (Prospectus Summary) | MFS COMMODITY STRATEGY FUND | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS COMMODITY STRATEGY FUND (Prospectus Summary) | MFS COMMODITY STRATEGY FUND | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSIX
MFS COMMODITY STRATEGY FUND (Prospectus Summary) | MFS COMMODITY STRATEGY FUND | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS COMMODITY STRATEGY FUND (Prospectus Summary) | MFS COMMODITY STRATEGY FUND | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS COMMODITY STRATEGY FUND (Prospectus Summary) | MFS COMMODITY STRATEGY FUND | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS COMMODITY STRATEGY FUND (Prospectus Summary) | MFS COMMODITY STRATEGY FUND | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS COMMODITY STRATEGY FUND (Prospectus Summary) | MFS COMMODITY STRATEGY FUND | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSRX